Business Combinations (Details) - Schedule of fair value estimates for the intangible assets acquired $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Tangible Assets, net Fair value	$ 1,448
Goodwil Fair value	$ 8,981
Goodwill Amortization period (years)	Infinite
Total purchase price Fair value	$ 14,991
Technology - Materials [Member]
Business Acquisition [Line Items]
Intangible Assets, net Fair value	$ 1,795
Intangible Assets, net Amortization period (years)	6 years 6 months
Technology - Systems [Member]
Business Acquisition [Line Items]
Intangible Assets, net Fair value	$ 1,767
Intangible Assets, net Amortization period (years)	8 years 6 months
Harvard License [Member]
Business Acquisition [Line Items]
Intangible Assets, net Fair value	$ 1,000
Intangible Assets, net Amortization period (years)	8 years 6 months